Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value measurement of assets [text block]

	2024							2023
	Carrying amounts						Fair value(1)	Carrying amounts						Fair value(1)
		Fair value through profit or loss			Fair value through other comprehensive income(2)				Fair value through profit or loss			Fair value through other comprehensive income(2)
EURm	Amortized cost	Level 1	Level 2	Level 3	Level 2	Total	Total	Amortized cost	Level 1	Level 2	Level 3	Level 2	Total	Total
Non-current interest-bearing financial investments	457	—	—	—	—	457	466	715	—	—	—	—	715	717
Investments in venture funds	—	—	—	865	—	865	865	—	5	—	779	—	784	784
Other non-current financial assets	179	—	97	—	40	316	316	161	—	96	—	59	316	316
Other current financial assets	315	92	—	—	25	432	432	263	—	—	—	22	285	285
Derivative assets(3)	—	—	197	—	—	197	197	—	—	134	—	—	134	134
Trade receivables(4)	—	—	—	—	5 248	5 248	5 248	—	—	—	—	4 921	4 921	4 921
Current interest-bearing financial investments	486	—	1 175	—	—	1 661	1 661	874	—	691	—	—	1 565	1 565
Cash and cash equivalents	5 251	—	1 372	—	—	6 623	6 623	4 791	—	1 443	—	—	6 234	6 234
Total financial assets	6 688	92	2 841	865	5 313	15 799	15 808	6 804	5	2 364	779	5 002	14 954	14 956
Long-term interest-bearing liabilities	2 918	—	—	—	—	2 918	2 986	3 637	—	—	—	—	3 637	3 614
Other long-term financial liabilities	33	—	—	45	—	78	78	33	—	—	28	—	61	61
Short-term interest-bearing liabilities	969	—	—	—	—	969	969	554	—	—	—	—	554	555
Other short-term financial liabilities	883	—	—	488	—	1 371	1 371	65	—	—	471	—	536	536
Derivative liabilities(3)	—	—	299	—	—	299	299	—	—	286	—	—	286	286
Discounts without performance obligations(4)	380	—	—	—	—	380	380	404	—	—	—	—	404	404
Trade payables	3 213	—	—	—	—	3 213	3 213	3 423	—	—	—	—	3 423	3 423
Total financial liabilities	8 396	—	299	533	—	9 228	9 296	8 116	—	286	499	—	8 901	8 879
(1)The following fair value measurement methods are used for items not carried at fair value: The fair values of long-term interest-bearing liabilities, including current portion, are primarily based on publicly available market information (level 2). The fair values of other assets and liabilities, including loan receivables and loans payable, are primarily based on discounted cash flow analysis (level 2). The fair value is estimated to equal the carrying amount for short-term financial assets and financial liabilities due to limited credit risk and short time to maturity.
(2)No financial instruments measured at fair value through other comprehensive income are categorized in fair value hierarchy level 1 or level 3.
(3)For further information on derivative assets and liabilities, refer to Note 5.3. Derivative and firm commitment assets and liabilities.
(4)For further information on trade receivables and discounts without performance obligation, refer to Note 4.5. Trade receivables and other customer-related balances.

Disclosure of fair value measurement of liabilities [text block]

	2024							2023
	Carrying amounts						Fair value(1)	Carrying amounts						Fair value(1)
		Fair value through profit or loss			Fair value through other comprehensive income(2)				Fair value through profit or loss			Fair value through other comprehensive income(2)
EURm	Amortized cost	Level 1	Level 2	Level 3	Level 2	Total	Total	Amortized cost	Level 1	Level 2	Level 3	Level 2	Total	Total
Non-current interest-bearing financial investments	457	—	—	—	—	457	466	715	—	—	—	—	715	717
Investments in venture funds	—	—	—	865	—	865	865	—	5	—	779	—	784	784
Other non-current financial assets	179	—	97	—	40	316	316	161	—	96	—	59	316	316
Other current financial assets	315	92	—	—	25	432	432	263	—	—	—	22	285	285
Derivative assets(3)	—	—	197	—	—	197	197	—	—	134	—	—	134	134
Trade receivables(4)	—	—	—	—	5 248	5 248	5 248	—	—	—	—	4 921	4 921	4 921
Current interest-bearing financial investments	486	—	1 175	—	—	1 661	1 661	874	—	691	—	—	1 565	1 565
Cash and cash equivalents	5 251	—	1 372	—	—	6 623	6 623	4 791	—	1 443	—	—	6 234	6 234
Total financial assets	6 688	92	2 841	865	5 313	15 799	15 808	6 804	5	2 364	779	5 002	14 954	14 956
Long-term interest-bearing liabilities	2 918	—	—	—	—	2 918	2 986	3 637	—	—	—	—	3 637	3 614
Other long-term financial liabilities	33	—	—	45	—	78	78	33	—	—	28	—	61	61
Short-term interest-bearing liabilities	969	—	—	—	—	969	969	554	—	—	—	—	554	555
Other short-term financial liabilities	883	—	—	488	—	1 371	1 371	65	—	—	471	—	536	536
Derivative liabilities(3)	—	—	299	—	—	299	299	—	—	286	—	—	286	286
Discounts without performance obligations(4)	380	—	—	—	—	380	380	404	—	—	—	—	404	404
Trade payables	3 213	—	—	—	—	3 213	3 213	3 423	—	—	—	—	3 423	3 423
Total financial liabilities	8 396	—	299	533	—	9 228	9 296	8 116	—	286	499	—	8 901	8 879
(1)The following fair value measurement methods are used for items not carried at fair value: The fair values of long-term interest-bearing liabilities, including current portion, are primarily based on publicly available market information (level 2). The fair values of other assets and liabilities, including loan receivables and loans payable, are primarily based on discounted cash flow analysis (level 2). The fair value is estimated to equal the carrying amount for short-term financial assets and financial liabilities due to limited credit risk and short time to maturity.
(2)No financial instruments measured at fair value through other comprehensive income are categorized in fair value hierarchy level 1 or level 3.
(3)For further information on derivative assets and liabilities, refer to Note 5.3. Derivative and firm commitment assets and liabilities.
(4)For further information on trade receivables and discounts without performance obligation, refer to Note 4.5. Trade receivables and other customer-related balances.

Interest-bearing liabilities

Interest-bearing loans and other borrowings All borrowings presented in the table below are senior unsecured and have no financial covenants.
					Carrying amount EURm(1)
Issuer/borrower	Instrument	Currency	Nominal (million)	Final maturity	2024	2023
Nokia Corporation	2.00% Senior Notes	EUR	378	3/2024	—	375
Nokia Corporation	EIB R&D Loan	EUR	500	2/2025	500	500
Nokia Corporation	NIB R&D Loan	EUR	83	5/2025	83	167
Nokia Corporation	2.375% Senior Notes	EUR	292	5/2025	292	289
Nokia Corporation	2.00% Senior Notes	EUR	630	3/2026	624	614
Nokia Corporation	4.375% Senior Notes	USD	500	6/2027	458	430
Nokia of America Corporation	6.50% Senior Notes	USD	74	1/2028	71	67
Nokia Corporation	3.125% Senior Notes	EUR	500	5/2028	487	479
Nokia of America Corporation	6.45% Senior Notes	USD	206	3/2029	199	187
Nokia Corporation	4.375% Sustainability- linked Senior Notes(2)	EUR	500	8/2031	513	510
Nokia Corporation	NIB R&D Loan(3)	EUR	100	10/2032	100	—
Nokia Corporation	6.625% Senior Notes	USD	500	5/2039	455	463
Nokia Corporation and various subsidiaries	Other borrowings				105	110
Total					3 887	4 191
(1)Carrying amount includes EUR 46 million of fair value losses (EUR 31 million in 2023) related to fair value hedge accounting relationships, including EUR 137 million of fair value gains (EUR 156 million in 2023) related to discontinued fair value hedge accounting relationships that are amortized over the life of the respective senior notes.
(2)The bond has a one-time redemption premium at maturity of EUR 4 million in case Nokia does not meet its commitment to reduce its greenhouse gas (GHG) emissions (in
tCO2e) across its value chain (Scope 1, 2, and 3) by 50% between 2019 and 2030. This target is one of Nokia’s key sustainability targets and has been selected to be the
Sustainability Performance Target in Nokia’s Sustainable Finance Framework that enables the issuance of sustainability-linked financing instruments.
(3)In October 2024, Nokia signed a loan facility agreement of EUR 250 million with the Nordic Investment Bank (NIB) for financing research and development of 5G and 6G technology. As of 31 December 2024, EUR 100 million has been drawn from the facility and is repayable in two equal installments in 2031 and 2032. The availability period of the remaining loan facility of EUR 150 million ends in April 2025.

Schedule of reconciliation of balances on level 3 financial assets and liabilities

Changes in level 3 financial assets and liabilities measured at fair value for continuing operations
	2024		2023
EURm	Financial assets	Financial liabilities	Financial assets	Financial liabilities
1 January	779	(499)	823	(550)
Net gains/(losses) in income statement	40	(25)	(76)	31
Additions(1)	96	(13)	56	—
Deductions(1)	(45)	16	(24)	19
Transfers out of level 3	(5)	—	—	—
Other movements	—	(12)	—	1
31 December	865	(533)	779	(499)
(1)For level 3 financial assets, additions mainly include capital contributions to venture funds and deductions mainly include distributions from venture funds.
A net gain of EUR 17 million (net loss of EUR 42 million in 2023) related to level 3 financial instruments held at 31 December was included in the profit and loss during 2024.